Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment reporting
Schedule of geographic information

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Chinese Mainland	378,012	311,770	484,826
Overseas regions	23,832	49,364	199,761
	401,844	361,134	684,587